Private Placement (Details) - USD ($)	4 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
Private Placement (Details) [Line Items]
Gross proceeds from issuance offering (in Dollars)	$ 6,600,000	$ 6,600,000
Private Placement [Member]
Private Placement (Details) [Line Items]
Warrant price per share	$ 1	$ 1
Number of units issued in transaction (in Shares)	6,600,000	6,600,000
Class A Common Stock [Member]
Private Placement (Details) [Line Items]
Warrant price per share	$ 11.5	$ 11.5